Income taxes - Components of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 34,336	$ 32,747
Deferred tax liability	(34,336)	(32,747)
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	34,336	32,099
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		648
Mining interests and property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(29,764)	(28,399)
Exploration and evaluation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(3,038)	(2,900)
Other Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ (1,534)	$ (1,448)